SHARE CAPITAL AND RESERVES (Details)	12 Months Ended
	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares
SHARE CAPITAL AND RESERVES
Number of options outstanding, beginning	13,410,000	6,480,000
Number of options Cancelled	(1,480,000)	0
Number of options Exercised	(6,214,668)	0
Number of share options expired	(60,000)	0
Number of options granted	290,000	6,930,000
Number of options outstanding, ending	5,945,332	13,410,000
Weighted average exercise price outstanding, beginning	$ 0.102	$ 0.100
Weighted average exercise price Granted	0.670	0.107
Weighted average exercise price Cancelled	0.116	0
Weighted average exercise price Exercised	0.095	0
Weighted average exercise price of share options expired	0.120	0
Weighted average exercise price outstanding, ending	$ 0.133	$ 0.102